Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2015	Jul. 31, 2014	Jan. 31, 2015	Jan. 31, 2014
Net sales	$ 361,043	$ 164,986	$ 620,409	$ 284,800	$ 557,212	$ 639,107
Cost of sales	223,591	461,701	414,807	535,806	800,695	587,639
Gross profit (loss)	137,452	(296,715)	205,602	(251,006)	(243,483)	51,468
Operating Expenses
General and administrative expenses	2,982,658	1,025,369	5,298,591	1,451,014	6,690,553	2,830,661
Foreign exchange	2,734	7,952	(1,049)	11,974	26,323	14,426
Total operating expenses	2,985,392	1,033,321	5,297,542	1,462,988	6,716,876	2,845,087
Operating loss	(2,847,940)	(1,330,036)	(5,091,940)	(1,713,994)	(6,960,359)	(2,793,619)
Other income (expense)
Interest expense	(246,651)	(76,929)	(361,356)	(101,358)	(465,618)	(77,381)
Accretion of debt discounts and finance charges	(45,041)	(2,181,894)	(205,272)	(2,282,985)	(2,425,697)	(737,595)
Derivative expense	0	(12,028,383)	0	(12,028,383)	(12,028,383)	(170,500)
Loss on extinguishment of debt	0	(128,920)	0	(826,320)	(810,765)	(468,753)
Debt conversion expense	0	(309,011)	0	(309,011)	(309,011)	0
Fair value mark-to-market adjustments	0	(12,978,200)	708,900	(13,005,182)	1,921,568	9,358
Total other income (expense)	(291,692)	(27,703,337)	142,272	(28,553,239)	(14,117,906)	(1,444,871)
Net loss for the period	$ (3,139,632)	$ (29,033,373)	$ (4,949,668)	$ (30,267,233)	$ (21,078,265)	$ (4,238,490)
Net loss per share
Basic	$ (2.71)	$ (32.34)	$ (4.49)	$ (34.55)	$ (23.33)	$ (5.70)
Diluted	$ (2.71)	$ (32.34)	$ (4.49)	$ (34.55)	$ (23.33)	$ (5.70)
Weighted average shares outstanding
Basic	1,157,826	897,617	1,103,104	876,064	903,659	785,463
Diluted	1,157,826	897,617	1,103,104	876,064	903,659	785,463